EARNINGS PER SHARE (Tables)	6 Months Ended
Sep. 30, 2021
EARNINGS PER SHARE
Schedule of earnings (loss) per share

	Three months ended September 30,			Six months ended September 30,
	2021	2020		2021	2020
BASIC EARNINGS PER SHARE
Profit from continuing operations available to shareholders	$326,049	$(50,156)		$601,348	$31,942
Profit for the period available to shareholders	$326,049	$(51,366)		$601,348	$27,784
Basic weighted average shares outstanding[1]	48,078,637	11,479,960		48,078,637	10,684,039
Basic earnings per share from continuing operations available to shareholders	6.78	(4.37)		$12.51	$2.99
Basic earnings per share available to shareholders	$6.78	$(4.47)		$12.51	$2.60

DILUTED EARNINGS PER SHARE
Profit from continuing operations available to shareholders	$326,049	$(50,156)		$601,348	$31,942
Adjusted profit for the period available to shareholders	$326,049	$(51,366)		$601,348	$27,784
Basic weighted average shares outstanding	48,078,637	11,479,960		48,078,637	10,684,039
Dilutive effect of:
Restricted share grants	—	63,364		—	65,403
Deferred share grants	—	77		—	12,609
Deferred share units	190,983	—		190,983	—
Options	650,000	—		650,000	—
Shares outstanding on a diluted basis	48,919,620	11,543,401	[1]	48,919,620	10,762,051	[1]
Diluted earnings from continuing operations per share available to shareholders	6.66	(4.37)		$12.29	$2.97
Diluted earnings per share available to shareholders	$6.66	$(4.47)		$12.29	$2.58